                                               MORGAN STANLEY
                                                DEAN WITTER
--------------------------------------------------------------------------------

DIRECTORS                              OFFICERS
Barton M. Biggs
CHAIRMAN OF THE BOARD
 Director and Managing Director,
Morgan Stanley Dean Witter             Stefanie V. Chang
Investment Management Inc. and         VICE PRESIDENT
Morgan Stanley Dean Witter
Investment Management Limited;
Managing Director, Morgan Stanley &
Co. Incorporated
Michael F. Klein
DIRECTOR AND PRESIDENT                 Harold J. Schaaff, Jr.
 Principal, Morgan Stanley Dean        VICE PRESIDENT
 Witter Investment Management Inc.
 and Morgan Stanley & Co.
 Incorporated
John D. Barrett II
Chairman and Director, Barrett
Associates, Inc.                       Joseph P. Stadler
Gerard E. Jones                        VICE PRESIDENT
Partner, Richards & O'Neil LLP
Andrew McNally IV
River Road Partners
Samuel T. Reeves
Chairman of the Board and Chief
Executive Officer, Pinacle L.L.C.      Valerie Y. Lewis
Fergus Reid                            SECRETARY
Chairman and Chief Executive
Officer, LumeLite Plastics
Corporation
Frederick O. Robertshaw
Of Counsel, Copple, Chamberlin &
Boehm, P.C.                            Karl O. Hartmann
INVESTMENT ADVISER AND                 ASSISTANT SECRETARY
ADMINISTRATOR
Morgan Stanley Dean Witter
Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020               Joanna M. Haigney
DISTRIBUTOR                            TREASURER
Morgan Stanley & Co., Incorporated
1221 Avenue of the Americas
New York, New York 10020
CUSTODIAN
The Chase Manhattan Bank
3 Chase MetroTech Center               Belinda A. Brady
Brooklyn, New York 11245               ASSISTANT TREASURER
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

  FOR CURRENT PERFORMANCE, CURRENT NET ASSET VALUE, OR FOR ASSISTANCE WITH YOUR ACCOUNT, PLEASE CONTACT THE FUND AT (800) 548-7786.

                           MORGAN STANLEY DEAN WITTER
                          STRATEGIC ADVISER FUND, INC.

                                 ANNUAL REPORT
                               DECEMBER 31, 1998

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

President's Letter..............................          1

Managers' Reports and Portfolio of Investments by Portfolio:

  Conservative Portfolio........................          3

  Moderate Portfolio............................          6

  Aggressive Portfolio..........................          9

Statement of Assets and Liabilities.............         12

Statement of Operations.........................         13

Statement of Changes in Net Assets..............         14

Financial Highlights............................         15

Notes to Financial Statements...................         18

Report of Independent Accountants...............         21

Federal Tax Information.........................         22

This report is authorized for distribution only when preceded or accompanied by the prospectus of the Morgan Stanley Dean Witter Strategic Adviser Fund, Inc. The prospectus describes in detail each of the Portfolio's investment policies to the prospective investor. Please read the prospectus carefully before you invest or send money.

--------------------------------------------------------------------------------

[LOGO]  Morgan Stanley Dean Witter
        Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

PRESIDENT'S LETTER
--------------------------------------------------------------------------------
DEAR SHAREHOLDERS:
--------
We are pleased to present to you the Fund's Annual Report for the year ended December 31, 1998. Our Fund offers three Portfolios that are intended to provide investors a range of asset allocation strategies designed to accommodate different investors' philosophies, goals and risk tolerances. Set forth below is a general market review for 1998.

Additionally, portfolio manager commentary, performance statistics and other useful information for each of the Fund's Portfolios are contained in this Report.

Major global market indexes finished 1998 with strong gains, overcoming a volatile and, at times, precarious market environment. The S&P 500 Index extended its bull market run into a fourth year, rising 28.57% in 1998. Foreign stocks also performed well, with the MSCI EAFE Index rising 20.00%, led by European markets' euphoria over monetary union. Although bond returns were less impressive, the asset class showed strong and steady gains. The Lehman Aggregate Index rose 8.69% for the year. Despite the strong numbers produced by major market indexes, capital market strength was not experienced broadly or equally. In the U.S., mega-cap growth stocks continued their domination of smaller value stocks. The disparity was even more pronounced with mid and small cap securities. The magnitude of the gap between value and growth as well as between mega-caps and smaller companies were among the largest in recent history. Foreign stock performance was also uneven. Although EAFE posted strong gains, most of the positive news came from Europe, as the Pacific markets performed poorly. In Europe, like in the U.S., mega-cap growth stocks dominated performance. Emerging equity markets experienced another disappointing year, down 22.01% as represented by the IFC Investable Emerging Markets Index.

The investment environment in 1998 vacillated between periods of extreme optimism and extreme pessimism. In the first half of the year, European and U.S. stock markets soared to new highs through mid-July, driven by strong economic undertones, liquidity, and investor optimism. However, the second half of 1998 proved to be much more challenging as markets came under severe pressure, amidst a deepening of the Russian financial crisis, lower earnings expectations, and the near collapse of a large U.S. hedge fund. European and U.S. equity markets would fall as much as 20% before stabilizing at the end of September, and credit spreads widened dramatically, as investors sought refuge in safe-haven Treasuries.

Two preemptive easings by the Federal Reserve in October and November resulted in global easing by central banks in Europe and Asia in a concerted effort to inject liquidity into markets and defend the world economy against deflationary forces. By the end of the fourth quarter, all developed markets had shown tremendous gains, led by the Asia-Pacific (non-Japan) region, which benefited most from the easing.

Uncertainty proved beneficial for government bonds. The U.S. 30-year Treasury bond yield fell to a 20-year low of 5.0% during the third quarter. However, the global market crisis did not benefit all bonds equally. Throughout the market slump, investors sought to deleverage global risk exposure, causing corporate bond spreads and high yield bond spreads to widen dramatically relative to government bonds. Emerging market debt instruments in particular were under severe pressure, as investors began to fear devaluation and default from lenders other than Russia, such as Brazil, Argentina, and Mexico. Even with improved investor confidence amidst the fourth quarter global easing, spreads failed to tighten as dramatically as they had widened.

--------------------------------------------------------------------------------

Heading into 1999, we approach the markets with caution. The key to markets in the coming year will be in judging whether or not the reflationary policies of global central banks will succeed in preventing the world economy from slipping into a recession. Although the market strength in December would indicate buoyant expectations, many economic indicators, such as commodity prices, consumer spending, industrial production and European unemployment remain precarious. Many emerging markets, including Latin America, are in recession, Japanese economic news remains weak, and European economies are softening. If profits fall short of expectations, the current high valuation levels of markets will be difficult to maintain. We expect a volatile market environment for 1999, in which wise diversification should help investors ride out many storms.

Sincerely,

/s/Michael F. Klein

Michael F. Klein
PRESIDENT

February 1999

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
CONSERVATIVE PORTFOLIO

COMPOSITION OF NET ASSETS (AT DECEMBER 31, 1998)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Fixed Income       78.7%
U.S. Equity             19.7%
Other                    1.6%

                       COMPARISON OF THE CHANGE IN VALUE
                            OF A $10,000 INVESTMENT
              ----------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                           Conservative             Conservative
                                            Portfolio--              Portfolio--    Composite
                                                Class A                  Class B     Index(1)
12/31/97*                                       $10,000                  $10,000      $10,000
12/31/98                                        $10,776                  $10,752      $11,108
*Commencement of Operations

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Class B shares will vary based upon the different fees assessed to that class.

----------------------------------------------------------

THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PERFORMANCE COMPARED TO THE BENCHMARK(1)
---------------------------------------

                                         TOTAL RETURNS(2)
                                  ------------------------------
                                                AVERAGE ANNUAL
                                   ONE YEAR    SINCE INCEPTION
                                  ----------  ------------------
PORTFOLIO--CLASS A(3)...........       7.76%           7.76%
PORTFOLIO--CLASS B(3)...........       7.52            7.52
INDEX...........................      11.08           11.08

1.The benchmark for the Conservative Portfolio is a composite comprised of 70%
  of the Lehman 1-3 Year Government Bond Index, 20% of the S&P 500 Index and 10% of the Salomon High Yield Market Index.

2.Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

3.The Portfolio commenced operations on December 31, 1997.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

The Conservative Portfolio seeks the highest level of long-term total return that is consistent with a relatively conservative level of risk. The Portfolio invests primarily in certain fixed income portfolios, and, to a lesser degree, certain equity portfolios of the Morgan Stanley Dean Witter Institutional Fund Inc. and the MAS Funds. The Portfolio's assets are normally allocated within the ranges of 75%-85% fixed income and 15%-25% equities. The allocations are expected to be relatively static with subtle periodic adjustments in response to market developments.

The Portfolio uses, as its benchmark for performance purposes, a composite comprised of 70% of the Lehman 1-3 Year Government Bond Index, 20% of the S&P 500 Index and 10% of the Salomon High Yield Market Index.

For the year ended December 31, 1998 (and since inception on December 31, 1997), the Conservative Portfolio had a total return of 7.76% for the Class A shares and 7.52% for the Class B shares compared to 11.08% for the Benchmark.

The underperformance of the Conservative Portfolio came mostly in the second and third quarters of the

--------------------------------------------------------------------------------
                                                          Conservative Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
CONSERVATIVE PORTFOLIO (CONT.)
year. Our asset allocation remains close to the middle of the ranges and similar to the benchmark, with 19.7% of the Portfolio's net assets invested in U.S. equity mutual funds, and 78.7% invested in fixed income funds.

The underperformance of the Conservative Portfolio was due primarily to security selection within the underlying mutual funds. The MSDWIF Equity Growth Portfolio was the largest contributor to underperformance, returning 19.04% for the year, well below the 28.57% return for the S&P 500 (inclusive of dividends). The MSDWIF U.S. Equity Plus Portfolio also underperformed the S&P 500, returning 21.26% for the year. In 1998 the narrowness of the markets' strength provided an environment in which outperformance was difficult to achieve. This extreme disparity in performance of value and growth caused significant underperformance in portfolios that utilized valuation in security selection.

While performance in the fixed income funds was not strong, they finished the year in line with their benchmarks. The MAS High Yield Portfolio returned 3.16% compared to the Salomon High Yield Market return of 3.61%. The MAS Limited Duration Portfolio returned 5.63%, underperforming the Lehman 1-3 Year Government Bond Index, which returned 6.97% for the year. The underperformance in the fixed income portfolios is mostly attributable to exposure to spread related strategies, including credit exposure, mortgage exposure, and some emerging market exposure. As with equities, the "flight to quality" hurt the relative performance of spread products within fixed income.

Our allocation remains near the middle of the ranges for equity and fixed income. Within equities, we had placed more emphasis on large cap core strategies during the height of the market turmoil. In December, we shifted back to a more neutral weight between Equity Growth (6.9%) and U.S. Equity Plus (12.8%), as we believed that the growth oriented strategy would add value in a disinflationary environment.

Francine J. Bovich
PORTFOLIO MANAGER

January 1999

--------------------------------------------------------------------------------
Conservative Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1998
--------------------------------------------------------------------------------

CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------

                                                                  VALUE
  SHARES                                                          (000)
--------------------------------------------------------------------------

INVESTMENTS (98.4%)
U.S. FIXED INCOME FUNDS (78.7%)
    41,060  MAS High Yield Portfolio, Institutional Class.....  $      364
   246,031  MAS Limited Duration Portfolio, Institutional
              Class...........................................       2,544
                                                                ----------
                                                                     2,908
                                                                ----------
U.S. EQUITY FUNDS (19.7%)
    13,479  MSDWIF Equity Growth Portfolio, Class A...........         256
    38,039  MSDWIF U.S. Equity Plus Portfolio, Class A........         473
                                                                ----------
                                                                       729
                                                                ----------
TOTAL INVESTMENTS (98.4%) (Cost $3,649).......................       3,637
OTHER ASSETS AND LIABILITIES -- NET (1.6%)....................          59
                                                                ----------
NET ASSETS (100%).............................................  $    3,696
                                                                ----------
                                                                ----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                          Conservative Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
MODERATE PORTFOLIO

COMPOSITION OF NET ASSETS (AT DECEMBER 31, 1998)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Fixed Income         49.4%
U.S. Equity               34.6%
International Equity      15.0%
Other                      1.0%

                       COMPARISON OF THE CHANGE IN VALUE
                            OF A $10,000 INVESTMENT
              ----------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                Moderate Portfolio--  Moderate Portfolio--    Composite
                                             Class A               Class B     Index(1)
12/31/97*                                    $10,000               $10,000      $10,000
12/31/98                                     $10,993               $10,957      $11,706
*Commencement of Operations

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Class B shares will vary based upon the different fees assessed to that class.

----------------------------------------------------------

THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

PERFORMANCE COMPARED TO THE BENCHMARK(1)
---------------------------------------

                                         TOTAL RETURNS(2)
                                  ------------------------------
                                     ONE        AVERAGE ANNUAL
                                     YEAR      SINCE INCEPTION
                                  ----------  ------------------
PORTFOLIO--CLASS A(3)...........       9.93%           9.93%
PORTFOLIO--CLASS B(3)...........       9.57            9.57
INDEX...........................      17.06           17.06

1. The benchmark for the Moderate Portfolio is a composite comprised of 40% of the Lehman Intermediate Government /Corporate Bond Index, 35% of the S&P 500 Index, 15% of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index and 10% of the Salomon High Yield Market Index.

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

3. The Portfolio commenced operations on December 31, 1997.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

The Moderate Portfolio seeks the highest level of long-term total return consistent with a relatively moderate level of risk primarily through investment in a mix of fixed income and equity portfolios of the Morgan Stanley Dean Witter Institutional Fund Inc. and the MAS Funds. The Portfolio's assets are normally allocated within the range of 45%-55% equities and 45%-55% fixed income. The allocations are expected to be relatively static with subtle periodic adjustments in response to market developments.

The Portfolio uses, as its benchmark for performance purposes, a composite comprised of 40% of the Lehman Intermediate Government/Corporate Bond Index, 35% of the S&P 500 Index, 15% of the Morgan Stanley Capital International (MSCI) Europe, Australasia, and Far East (EAFE) Index and 10% of the Salomon High Yield Market Index.

For the year ended December 31, 1998 (and since inception on December 31, 1997), the Moderate Portfolio had a total return of 9.93% for the Class A shares and 9.57% for the Class B shares compared to 17.06% for the Benchmark.

The underperformance of the Moderate Portfolio came mostly in the second and third quarters of the year. Our asset allocation remains close to the middle of the ranges and similar to the benchmark, with 34.6% of the

--------------------------------------------------------------------------------
Moderate Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
MODERATE PORTFOLIO (CONT.)
Portfolio's net assets invested in U.S. equity mutual funds, 15.0% invested in foreign equity mutual funds, and 49.4% invested in fixed income funds.

The underperformance of the Moderate Portfolio was due primarily to security selection within the underlying mutual funds. The MSDWIF Equity Growth Portfolio was the largest contributor to underperformance, returning 19.04% for the year, well below the 28.57% return for the S&P 500 (inclusive of dividends). The MSDWIF U.S. Equity Plus Portfolio also underperformed the S&P 500, returning 21.26% for the year. Performance in the MSDWIF Value Equity (8.79% for the year) and MAS Value Portfolio (-2.88% for the year) was also poor; however, these portfolios represented a very small allocation within the Moderate Portfolio. In 1998 the narrowness of the markets' strength provided an environment in which outperformance was difficult to achieve. This extreme disparity in performance of value and growth caused significant underperformance in portfolios that utilized valuation in security selection.

The MSDWIF International Magnum Portfolio also lagged its benchmark, returning 7.33% for the year, compared to 20.00% for the MSCI EAFE Index. The underperformance was due primarily to overexposure to smaller cap companies within Europe, which badly underperformed larger cap companies. The disinflationary trend of the world economy created an environment in which smaller companies had less pricing power, and wary investors were unwilling to hold anything except the largest, most liquid stocks.

While performance in the fixed income portfolios was not strong, they finished the year in line with their benchmarks. The MAS High Yield Portfolio returned 3.16% compared to the Salomon High Yield Market return of 3.61%. The MAS Intermediate Duration Portfolio returned 7.03%, underperforming the Lehman Intermediate Government Corporate Bond Index, which returned 8.44% for the year. The underperformance in the fixed income portfolios is mostly attributable to exposure to spread related strategies, including credit exposure, mortgage exposure, and some emerging market exposure. As with equities, the "flight to quality" hurt the relative performance of spread products within fixed income.

In December, we streamlined our holdings within the Moderate Portfolio. After initiating an investment in the MSDWIF Active International Allocation Portfolio by swapping a portion of our holdings out of the MSDWIF International Magnum Portfolio in the third quarter, we shifted the remaining assets from International Magnum to Active International Allocation in December. The MSDWIF Active International Allocation Portfolio follows a pure top down investment strategy, and focuses primarily on large cap companies. We believe that the core, large cap orientation of this strategy will deliver more stable results in the coming year. We also consolidated our exposure to U.S. Value strategies in the MSDWIF Value Equity Portfolio. We remain underweighted to value strategies, as we believe that value stocks will continue to suffer in a disinflationary or deflationary environment.

Francine J. Bovich
PORTFOLIO MANAGER

January 1999

--------------------------------------------------------------------------------
                                                              Moderate Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1998
--------------------------------------------------------------------------------

MODERATE PORTFOLIO
--------------------------------------------------------------------------------

                                                                  VALUE
 SHARES                                                           (000)
-------------------------------------------------------------------------

INVESTMENTS (105.8%)
U.S. FIXED INCOME FUNDS (49.4%)
   57,267   MAS High Yield Portfolio, Institutional Class.....  $     508
  199,913   MAS Intermediate Duration Portfolio, Institutional
              Class...........................................      2,035
                                                                ---------
                                                                    2,543
                                                                ---------
U.S. EQUITY FUNDS (34.6%)
   32,121   MSDWIF Equity Growth Portfolio, Class A...........        611
   88,080   MSDWIF U.S. Equity Plus Portfolio, Class A........      1,096
    7,005   MSDWIF Value Equity Portfolio, Class A............         75
                                                                ---------
                                                                    1,782
                                                                ---------
INTERNATIONAL EQUITY FUND (15.0%)
   64,545   MSDWIF Active International Allocation Portfolio,
              Class A.........................................        769
                                                                ---------

  FACE
 AMOUNT
  (000)
---------

REPURCHASE AGREEMENT (6.8%)
     $349   Chase Securities, Inc., 4.45%, dated 12/31/98, due
              1/4/99, to be repurchased at $349,
              collateralized by U.S Treasury Bonds, 11.25%,
              due 2/15/15, valued at $358.....................        349
                                                                ---------
TOTAL INVESTMENTS (105.8%) (Cost $5,447)......................      5,443
LIABILITIES IN EXCESS OF OTHER ASSETS -- NET (-5.8%)..........       (297)
                                                                ---------
NET ASSETS (100%).............................................  $   5,146
                                                                ---------
                                                                ---------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Moderate Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
AGGRESSIVE PORTFOLIO

COMPOSITION OF NET ASSETS (AT DECEMBER 31, 1998)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Equity               48.0%
International Equity      34.8%
U.S. Fixed Income         14.3%
Other                      2.9%

                       COMPARISON OF THE CHANGE IN VALUE
                            OF A $10,000 INVESTMENT
              ----------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                  Aggressive Portfolio    Aggressive Portfolio
                                                    --                      --    Composite
                                               Class A                 Class B     Index(1)
12/31/97*                                      $10,000                 $10,000      $10,000
12/31/98                                       $10,838                 $10,823      $11,616
*Commencement of Operations

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Class B shares will vary based upon the different fees assessed to that class.

----------------------------------------------------------

THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

PERFORMANCE COMPARED TO THE BENCHMARK(1)
---------------------------------------

                                         TOTAL RETURNS(2)
                                  ------------------------------
                                     ONE        AVERAGE ANNUAL
                                     YEAR      SINCE INCEPTION
                                  ----------  ------------------
PORTFOLIO--CLASS A(3)...........       8.38%           8.38%
PORTFOLIO--CLASS B(3)...........       8.23            8.23
INDEX...........................      16.16           16.16

1. The benchmark for the Aggressive Portfolio is a composite comprised of 50% of the Russell 3000 Index, 25% of the Morgan Stanley Capital International
   (MSCI) Europe, Australasia and Far East (EAFE) Index, 15% of the Lehman Aggregate Bond Index and 10% of the IFC Investable Emerging Markets Index.

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

3. The Portfolio commenced operations on December 31, 1997.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

The Aggressive Portfolio seeks the highest level of long-term capital appreciation that is consistent with a relatively high level of risk primarily through investment in certain equity portfolios, and, to a lesser degree certain fixed income portfolios of the Morgan Stanley Dean Witter Institutional Fund Inc. and the MAS Funds. The Portfolio's assets are normally allocated within the range of 80%-90% equities and 10%-20% fixed income. The allocations are expected to be relatively static with subtle periodic adjustments in response to market developments.

The Portfolio uses, as its benchmark for performance purposes, a composite comprised of 50% of the Russell 3000 Index, 25% of the Morgan Stanley Capital International (MSCI) Europe, Australasia, and Far East (EAFE) Index, 15% of the Lehman Aggregate Bond Index, and 10% of the IFC Investable Emerging Markets Index.

For the year ended December 31, 1998 (and since inception on December 31, 1997), the Aggressive Portfolio had a total return of 8.38% for Class A shares and 8.23% for Class B shares compared to 16.16% for the Benchmark.

--------------------------------------------------------------------------------
                                                            Aggressive Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
AGGRESSIVE PORTFOLIO (CONT.)

The underperformance of the Aggressive Portfolio came mostly in the second and third quarters of the year. Our asset allocation remains close to the middle of the ranges and similar to the benchmark, with 48.0% of the Portfolio assets invested in U.S. equity mutual funds, 34.8% invested in foreign equity mutual funds, and 14.3% invested in fixed income funds.

The underperformance of the Aggressive Portfolio was due primarily to security selection within the underlying mutual funds. The MSDWIF Equity Growth Portfolio was the largest contributor to underperformance, returning 19.04% for the year, well below the 24.15% return for the Russell 3000 Index (inclusive of dividends). The MSDWIF U.S. Equity Plus Portfolio also underperformed the Russell 3000, returning 21.26% for the year. Performance in the MSDWIF Value Equity Portfolio (8.79% for the year) and MAS Value (-2.88% for the year) was also poor; however, these portfolios represented a very small allocation within the Aggressive Portfolio. In 1998 the narrowness of the markets' strength provided an environment in which outperformance was difficult to achieve. The extreme disparity in performance of value and growth caused significant underperformance in portfolios that utilized valuation in security selection. On a more positive note, the MAS Mid Cap Growth Portfolio delivered much stronger performance (+37.36%) during the year. The Portfolio emphasized many sectors that delivered strong performance in 1998, including technology (+68.2%), and consumer services (+29.4%).

The MSDWIF International Magnum Portfolio also lagged its benchmark, returning 7.33% for the year, compared to 20.00% for the MSCI EAFE Index. The underperformance was due primarily to overexposure to smaller cap companies within Europe, which badly underperformed larger cap companies. The disinflationary trend of the world economy created an environment in which smaller companies had less pricing power, and wary investors were unwilling to hold anything except the largest, most liquid stocks. As the source of financial instability, emerging markets experienced a very difficult year. The MSDWIF Emerging Markets Portfolio returned -25.42% for the year, slightly underperforming the IFC Investible Index, which returned -22.01% for the year. The source of underperformance was largely country selection, including an overweight to Russia for a large part of the year, and an underweight to Greece, which was among the strongest performing emerging markets for the year.

While performance in the fixed income portfolios was not strong, they finished the year in line with their benchmarks. The MAS High Yield Portfolio returned 3.16% compared to the Salomon High Yield Market return of 3.61%. The MAS Fixed Income Portfolio returned 6.91%, underperforming the Lehman Aggregate Bond Index, which returned 8.69% for the year. The underperformance in the fixed income portfolios is mostly attributable to exposure to spread related strategies, including credit exposure, mortgage exposure, and some emerging market exposure. As with equities, the "flight to quality" hurt the relative performance of spread products within fixed income.

In December, we streamlined our holdings within the Aggressive Portfolio. After initiating an investment in the MSDWIF Active International Allocation Portfolio by swapping a portion of our holdings out of the MSDWIF International Magnum Portfolio in the third quarter, we shifted the remaining assets from International Magnum to Active International Allocation in December. The MSDWIF Active International Allocation Portfolio follows a pure top down investment strategy, and focuses primarily on large cap companies. We believe that the core, large cap orientation of this strategy will deliver more stable results in the coming year. We also consolidated our exposure to U.S. Value strategies in the MSDWIF Value Equity Portfolio. We remain underweighted to value strategies and emerging

--------------------------------------------------------------------------------
Aggressive Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
AGGRESSIVE PORTFOLIO (CONT.)
markets, as we believe that value stocks and emerging market stocks will continue to suffer in a disinflationary or deflationary environment.

Francine J. Bovich
PORTFOLIO MANAGER

January 1999

--------------------------------------------------------------------------------
                                                            Aggressive Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1998
--------------------------------------------------------------------------------

AGGRESSIVE PORTFOLIO
--------------------------------------------------------------------------------

                                                                  VALUE
 SHARES                                                           (000)
-------------------------------------------------------------------------

INVESTMENTS (108.7%)
U.S. EQUITY FUNDS (48.0%)
   22,251   MAS Mid Cap Growth Portfolio, Institutional
              Class...........................................  $     474
   42,859   MSDWIF Equity Growth Portfolio, Class A...........        815
   72,568   MSDWIF U.S. Equity Plus Portfolio, Class A........        903
    8,421   MSDWIF Value Equity Portfolio, Class A............         91
                                                                ---------
                                                                    2,283
                                                                ---------
INTERNATIONAL EQUITY FUNDS (34.8%)
   47,060   MSDWIF Emerging Markets Portfolio, Class A........        449
  101,239   MSDWIF Active International Allocation Portfolio,
              Class A.........................................      1,206
                                                                ---------
                                                                    1,655
                                                                ---------
U.S. FIXED INCOME FUND (14.3%)
   57,877   MAS Fixed Income Portfolio, Institutional Class...        678
                                                                ---------

  FACE
 AMOUNT
  (000)
---------

REPURCHASE AGREEMENT (11.6%)
     $553   Chase Securities, Inc., 4.45%, dated 12/31/98, due
              1/4/99, to be repurchased at $553,
              collateralized by U.S Treasury Bonds, 11.25%,
              due 2/15/15, valued at $568.....................        553
                                                                ---------
TOTAL INVESTMENTS (108.7%) (Cost $5,118)......................      5,169
LIABILITIES IN EXCESS OF OTHER ASSETS -- NET (-8.7%)..........       (416)
                                                                ---------
NET ASSETS (100%).............................................  $   4,753
                                                                ---------
                                                                ---------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                            Aggressive Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                               CONSERVATIVE     MODERATE      AGGRESSIVE
                                                PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                  (000)          (000)          (000)
-----------------------------------------------------------------------------------------

ASSETS
  Investments, at Cost.......................       $3,649         $5,447         $5,118
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Investments, at Value......................       $3,637         $5,443         $5,169
  Cash.......................................           71              7              7
  Receivable for Portfolio Shares Sold.......           --             --              8
  Receivable for Investments Sold............          195            106            239
  Deferred Organization Costs................           79             79             79
  Receivable from Investment Adviser.........            9             11             10
-----------------------------------------------------------------------------------------
TOTAL ASSETS.................................        3,991          5,646          5,512
-----------------------------------------------------------------------------------------
LIABILITIES
  Payable for Investments Purchased..........         (228)          (424)          (723)
  Payable for Shares Redeemed................          (33)           (40)            --
  Professional Fees Payable..................          (11)           (12)           (11)
  Administrative Fees Payable................           (2)            (3)            (2)
  Custodian Fees Payable.....................           (2)            (4)            (5)
  Other Liabilities..........................          (19)           (17)           (18)
-----------------------------------------------------------------------------------------
TOTAL LIABILITIES............................         (295)          (500)          (759)
-----------------------------------------------------------------------------------------
NET ASSETS...................................       $3,696         $5,146         $4,753
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
  Paid in Capital............................       $3,716         $5,170         $4,741
  Accumulated Net Realized Loss..............           (8)           (20)           (39)
  Unrealized Appreciation (Depreciation) on
    Investments..............................          (12)            (4)            51
-----------------------------------------------------------------------------------------
NET ASSETS...................................       $3,696         $5,146         $4,753
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
CLASS A:
---------------------------------------------
NET ASSETS...................................       $3,141         $4,580         $4,194
SHARES ISSUED AND OUTSTANDING ($0.001 PAR
  VALUE)
  (Authorized 1,500,000 shares)..............          308            437            400
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE............................       $10.18         $10.49         $10.49
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
CLASS B:
---------------------------------------------
NET ASSETS...................................       $  555         $  566         $  559
SHARES ISSUED AND OUTSTANDING ($0.001 PAR
  VALUE)
  (Authorized 1,500,000 shares)..............           55             54             53
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE............................       $10.18         $10.48         $10.50
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                               CONSERVATIVE     MODERATE      AGGRESSIVE
                                                PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                  (000)          (000)          (000)
-----------------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends Distributed from Underlying
    Funds....................................       $  140         $  145         $   64
  Interest...................................            1              2              5
-----------------------------------------------------------------------------------------
    Total Income.............................          141            147             69
-----------------------------------------------------------------------------------------
EXPENSES:
  Professional Fees..........................           28             31             30
  Shareholder Reporting......................           28             28             28
  Filing and Registration Fees...............           25             25             25
  Amortization of Organizational Costs.......           20             20             20
  Administrative Fees........................            4              5              5
  Custodian Fees.............................            3              7              7
  Distribution Fees on Class B Shares........            1              1              1
  Directors' Fees and Expenses...............            1              1              1
  Other Expenses.............................            2              1              1
  Expenses Reimbursed by Adviser.............         (102)          (110)          (108)
-----------------------------------------------------------------------------------------
    Total Net Expenses.......................           10              9             10
-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME........................          131            138             59
-----------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS):
  Investments Sold...........................           25            (66)          (152)
  Distributed from Underlying Funds..........           23            126            184
-----------------------------------------------------------------------------------------
    Total Realized Gain......................           48             60             32
-----------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION):
  Investments................................          (12)            (4)            51
-----------------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN (LOSS) AND CHANGE IN
  UNREALIZED APPRECIATION (DEPRECIATION).....           36             56             83
-----------------------------------------------------------------------------------------
    Net Increase in Net Assets Resulting from
      Operations.............................       $  167         $  194         $  142
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                            CONSERVATIVE                    MODERATE                     AGGRESSIVE
                                              PORTFOLIO                    PORTFOLIO                     PORTFOLIO
                                     ---------------------------  ----------------------------   --------------------------
                                         YEAR         ONE DAY         YEAR          ONE DAY          YEAR        ONE DAY
                                        ENDED          ENDED          ENDED          ENDED          ENDED         ENDED
                                     DECEMBER 31,   DECEMBER 31,  DECEMBER 31,    DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                         1998          1997*          1998           1997*           1998         1997*
                                        (000)          (000)          (000)          (000)          (000)         (000)
---------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
  Net Investment Income............  $       131    $      --     $        138    $        --    $      59     $        --
  Net Realized Gain................           48           --               60             --           32              --
  Change in Unrealized Appreciation
    (Depreciation).................          (12)          --               (4)            --           51              --
---------------------------------------------------------------------------------------------------------------------------
  Net Increase in Net Assets
    Resulting from Operations......          167           --              194             --          142              --
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  CLASS A:
  Net Investment Income............         (138)          --             (182)            --          (96   )          --
  Net Realized Gain................          (32)          --              (12)            --           (3   )          --
  In Excess of Net Realized Gain...           (7)          --              (18)            --          (34   )          --
  CLASS B:
  Net Investment Income............          (23)          --              (21)            --          (12   )          --
  Net Realized Gain................           (6)          --               (2)            --           (1   )          --
  In Excess of Net Realized Gain...           (1)          --               (2)            --           (4   )          --
---------------------------------------------------------------------------------------------------------------------------
  Total Distributions..............         (207)          --             (237)            --         (150   )          --
---------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  CLASS A:
  Subscribed.......................        5,206          517            6,446            517        6,426             517
  Distributions Reinvested.........          177           --              212             --          133              --
  Redeemed.........................       (2,710)          --           (2,527)            --       (2,848   )          --
  CLASS B:
  Subscribed.......................           --          516               --            516           --             516
  Distributions Reinvested.........           30           --               25             --           17              --
---------------------------------------------------------------------------------------------------------------------------
  Net Increase in Capital Share
    Transactions...................        2,703        1,033            4,156          1,033        3,728           1,033
---------------------------------------------------------------------------------------------------------------------------
  Total Increase in Net Assets.....        2,663        1,033            4,113          1,033        3,720           1,033
NET ASSETS:
  Beginning of Period..............        1,033           --            1,033             --        1,033              --
---------------------------------------------------------------------------------------------------------------------------
  End of Period....................  $     3,696    $   1,033     $      5,146    $     1,033    $   4,753     $     1,033
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

  Undistributed net investment
    income included in end of
    period net assets..............  $        --    $      --     $         --    $        --    $      --     $        --
---------------------------------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Shares Subscribed...............          489           52              600             52          598              52
   Shares Issued on Reinvesting
     Distributions.................           17           --               20             --           13              --
   Shares Redeemed.................         (250)          --             (235)            --         (263   )          --
---------------------------------------------------------------------------------------------------------------------------
   Net Increase in Class A Shares
     Outstanding...................          256           52              385             52          348              52
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Shares Subscribed...............           --           52               --             52           --              52
   Shares Issued on Reinvesting
     Distributions.................            3           --                2             --            1              --
---------------------------------------------------------------------------------------------------------------------------
   Net Increase in Class B Shares
     Outstanding...................            3           52                2             52            1              52

--------------------------------------------------------------------------------

*    Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------
CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------

                                                         CLASS A
                                         ----------------------------------------
                                             YEAR ENDED          ONE DAY ENDED
                                         DECEMBER 31, 1998    DECEMBER 31, 1997*
---------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...  $           10.00    $            10.00
---------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income................               0.35                    --
  Net Realized and Unrealized Gain.....               0.42                    --
---------------------------------------------------------------------------------
    Total From Investment Operations...               0.77                    --
---------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income................              (0.46)                   --
  Net Realized Gain....................              (0.11)                   --
  In Excess of Net Realized Gain.......              (0.02)                   --
---------------------------------------------------------------------------------
    Total Distributions................              (0.59)                   --
---------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.........  $           10.18    $            10.00
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
TOTAL RETURN...........................               7.76%                 0.00%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period
  (Thousands)..........................  $           3,141    $              517
Ratio of Expenses to Average Net Assets
  (1)..................................               0.32%                 0.00%(a)
Ratio of Net Investment Income to
  Average Net Assets (1)...............               5.31%                 0.00%(a)
Portfolio Turnover.....................                129%                    0%
---------------------------
(1) Effect of Voluntary Expense
  Limitation During the Period:
    Per Share Benefit to Net Investment
     Income............................  $            0.27    $             0.00
  Ratios Before Expense Limitiation:
    Expenses to Average Net Assets.....               4.45%                 0.00%(a)
    Net Investment Income to Average
     Net Assets........................               1.21%                 0.00%(a)
---------------------------------------------------------------------------------

                                                         CLASS B
                                         ----------------------------------------
                                             YEAR ENDED          ONE DAY ENDED
                                         DECEMBER 31, 1998    DECEMBER 31, 1997*
---------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...  $           10.00    $            10.00
---------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income................               0.52                    --
  Net Realized and Unrealized Gain.....               0.23                    --
---------------------------------------------------------------------------------
    Total From Investment Operations...               0.75                    --
---------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income................              (0.44)                   --
  Net Realized Gain....................              (0.11)                   --
  In Excess of Net Realized Gain.......              (0.02)                   --
---------------------------------------------------------------------------------
    Total Distributions................              (0.57)                   --
---------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.........  $           10.18    $            10.00
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
TOTAL RETURN...........................               7.52%                 0.00%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period
  (Thousands)..........................  $             555    $              516
Ratio of Expenses to Average Net Assets
  (2)..................................               0.57%                 0.00%(a)
Ratio of Net Investment Income to
  Average Net Assets (2)...............               5.06%                 0.00%(a)
Portfolio Turnover.....................                129%                    0%
---------------------------
(2) Effect of Voluntary Expense
  Limitation During the Period:
    Per Share Benefit to Net Investment
     Income............................  $            0.42    $             0.00
  Ratios Before Expense Limitiation:
    Expenses to Average Net Assets.....               4.70%                 0.00%(a)
    Net Investment Income to Average
     Net Assets........................               0.96%                 0.00%(a)

--------------------------------------------------------------------------------

 *   Commencement of operations
(a)  Annualized
The ratios of expenses to average net assets do not reflect the expenses of the Underlying Funds attributable to the Portfolio.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------
MODERATE PORTFOLIO
--------------------------------------------------------------------------------

                                                         CLASS A
                                         ----------------------------------------
                                             YEAR ENDED          ONE DAY ENDED
                                         DECEMBER 31, 1998    DECEMBER 31, 1997*
---------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...  $           10.00    $            10.00
---------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income................               0.28                    --
  Net Realized and Unrealized Gain.....               0.71                    --
---------------------------------------------------------------------------------
    Total From Investment Operations...               0.99                    --
---------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income................              (0.43)                   --
  Net Realized Gain....................              (0.03)                   --
  In Excess of Net Realized Gain.......              (0.04)                   --
---------------------------------------------------------------------------------
    Total Distributions................              (0.50)                   --
---------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.........  $           10.49    $            10.00
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
TOTAL RETURN...........................               9.93%                 0.00%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period
  (Thousands)..........................  $           4,580    $              517
Ratio of Expenses to Average Net Assets
  (1)..................................               0.25%                 0.00%(a)
Ratio of Net Investment Income to
  Average Net Assets (1)...............               4.26%                 0.00%(a)
Portfolio Turnover.....................                139%                    0%
---------------------------
(1) Effect of Voluntary Expense
  Limitation During the Period:
    Per Share Benefit to Net Investment
     Income............................  $            0.22    $             0.00
  Ratios Before Expense Limitation:
    Expenses to Average Net Assets.....               3.63%                 0.00%(a)
    Net Investment Income to Average
     Net Assets........................               0.88%                 0.00%(a)
---------------------------------------------------------------------------------

                                                         CLASS B
                                         ----------------------------------------
                                             YEAR ENDED          ONE DAY ENDED
                                         DECEMBER 31, 1998    DECEMBER 31, 1997*
---------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...  $           10.00    $            10.00
---------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income................               0.42                    --
  Net Realized and Unrealized Gain.....               0.53                    --
---------------------------------------------------------------------------------
    Total From Investment Operations...               0.95                    --
---------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income................              (0.40)                   --
  Net Realized Gain....................              (0.03)                   --
  In Excess of Net Realized Gain.......              (0.04)                   --
---------------------------------------------------------------------------------
    Total Distributions................              (0.47)                   --
---------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.........  $           10.48    $            10.00
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
TOTAL RETURN...........................               9.57%                 0.00%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period
  (Thousands)..........................  $             566    $              516
Ratio of Expenses to Average Net Assets
  (2)..................................               0.50%                 0.00%(a)
Ratio of Net Investment Income to
  Average Net Assets (2)...............               4.01%                 0.00%(a)
Portfolio Turnover.....................                139%                    0%
---------------------------
(2) Effect of Voluntary Expense
  Limitation During the Period:
    Per Share Benefit to Net Investment
     Income............................  $            0.35    $             0.00
  Ratios Before Expense Limitation:
    Expenses to Average Net Assets.....               3.88%                 0.00%(a)
    Net Investment Income to Average
     Net Assets........................               0.63%                 0.00%(a)

--------------------------------------------------------------------------------

 *   Commencement of operations
(a)  Annualized
The ratios of expenses to average net assets do not reflect the expenses of the Underlying Funds attributable to the Portfolio.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------
AGGRESSIVE PORTFOLIO
--------------------------------------------------------------------------------

                                                         CLASS A
                                         ----------------------------------------
                                             YEAR ENDED          ONE DAY ENDED
                                         DECEMBER 31, 1998    DECEMBER 31, 1997*
---------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...  $           10.00    $            10.00
---------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income................               0.13                    --
  Net Realized and Unrealized Gain.....               0.70                    --
---------------------------------------------------------------------------------
    Total From Investment Operations...               0.83                    --
---------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income................              (0.24)                   --
  Net Realized Gain....................              (0.01)                   --
  In Excess of Net Realized Gain.......              (0.09)                   --
---------------------------------------------------------------------------------
    Total Distributions................              (0.34)                   --
---------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.........  $           10.49    $            10.00
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
TOTAL RETURN...........................               8.38%                 0.00%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period
  (Thousands)..........................  $           4,194    $              517
Ratio of Expenses to Average Net Assets
  (1)..................................               0.31%                 0.00%(a)
Ratio of Net Investment Income to
  Average Net Assets (1)...............               2.18%                 0.00%(a)
Portfolio Turnover.....................                188%                    0%
---------------------------
(1) Effect of Voluntary Expense
  Limitation During the Period:
    Per Share Benefit to Net Investment
     Income............................  $            0.23    $             0.00
  Ratios Before Expense Limitiation:
    Expenses to Average Net Assets.....               4.19%                 0.00%(a)
    Net Investment Income (Loss) to
     Average Net Assets................              (1.69)%                0.00%(a)
---------------------------------------------------------------------------------

                                                         CLASS B
                                         ----------------------------------------
                                             YEAR ENDED          ONE DAY ENDED
                                         DECEMBER 31, 1998    DECEMBER 31, 1997*
---------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...  $           10.00    $            10.00
---------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income................               0.20                    --
  Net Realized and Unrealized Loss.....               0.62                    --
---------------------------------------------------------------------------------
    Total From Investment Operations...               0.82                    --
---------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income................              (0.22)                   --
  Net Realized Gain....................              (0.01)                   --
  In Excess of Net Realized Gain.......              (0.09)                   --
---------------------------------------------------------------------------------
    Total Distributions................              (0.32)                   --
---------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.........  $           10.50    $            10.00
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
TOTAL RETURN...........................               8.23%                 0.00%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period
  (Thousands)..........................  $             559    $              516
Ratio of Expenses to Average Net Assets
  (2)..................................               0.56%                 0.00%(a)
Ratio of Net Investment Income to
  Average Net Assets (2)...............               1.93%                 0.00%(a)
Portfolio Turnover.....................                188%                    0%
---------------------------
(2) Effect of Voluntary Expense
  Limitation During the Period:
    Per Share Benefit to Net Investment
     Income............................  $            0.41    $             0.00
  Ratios Before Expense Limitiation:
    Expenses to Average Net Assets.....               4.44%                 0.00%(a)
    Net Investment Income (Loss) to
     Average Net Assets................              (1.94)%                0.00%(a)

--------------------------------------------------------------------------------

 *   Commencement of operations
(a)  Annualized
The ratios of expenses to average net assets do not reflect the expenses of the Underlying Funds attributable to the Portfolio.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998
--------------------------------------------------------------------------------

Morgan Stanley Dean Witter Strategic Adviser Fund, Inc. (the "Fund") (formerly Morgan Stanley Strategic Adviser Fund, Inc.) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is a type of mutual fund often described as a "fund of funds." The Fund consists of three separate investment portfolios: Conservative Portfolio, Moderate Portfolio and Aggressive Portfolio, (each a "Portfolio" and collectively, the "Portfolios") that invest primarily in different combinations of the Class A shares of certain investment portfolios of Morgan Stanley Dean Witter Institutional Fund, Inc. ("MSDWIF") and Institutional Class shares of certain investment portfolios of MAS Funds (each an "Underlying Fund" and collectively, the "Underlying Funds"). The MAS Funds are managed by an affiliate of the Investment Adviser. The Fund currently offers two classes of shares, Class A and Class B shares. Both classes have identical voting rights (except shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights. The investment objective of the Conservative, Moderate and Aggressive Portfolios is to seek the highest level of long-term total return that is consistent with a relatively conservative level, moderate level and high level of risk, respectively.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Investments in the Underlying Funds are valued at the net asset value per share of the Underlying Fund at the close of each valuation day. Short-term securities with a maturity date of less than 60 days are valued at amortized cost which approximates market value.

2. INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

4. ORGANIZATIONAL COSTS: The Fund incurred organizational costs of approximately $297,000 which have been capitalized and allocated equally to each Portfolio. Such costs are being amortized on a straight line basis over a period of five years beginning on December 31, 1997, the date the Fund commenced operations. Morgan Stanley Dean Witter Investment Management Inc. has agreed that in the event any of its initial shares which comprised the Fund at inception are redeemed, the proceeds on redemption will be reduced by the pro-rata

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONT.)
DECEMBER 31, 1998
--------------------------------------------------------------------------------
portion of any unamortized organizational costs in the same proportion as the number of shares redeemed bears to the initial shares held at time of redemption.

5. OTHER: Realized gains and losses from the sale of the Underlying Funds are determined on the specific identified cost basis. Dividend income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares of a Portfolio based upon their relative net assets. Distributions from the Portfolios are recorded on the ex-distribution date.

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for the character and timing of the recognition of gains or losses on investments.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications among undistributed net investment income
(loss), accumulated net realized gain (loss) and paid in capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income
(loss) per share in the Financial Highlights. Adjustments have been made on the Statements of Assets and Liabilities between accumulated net realized loss and undistributed net investment income as a result of the redesignation of certain distributions paid by the Portfolios.

B. INVESTMENT ADVISER AND ADMINISTRATOR: Effective December 1, 1998, Morgan Stanley Asset Management Inc., the Fund's investment adviser and administrator, changed its name to Morgan Stanley Dean Witter Investment Management Inc. Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management" or the "Adviser"), a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., as Adviser, allocates the Portfolios' investments in the Underlying Funds within the applicable ranges for each Portfolio, at no charge, under the terms of an Investment Advisory and Management Agreement (the "Agreement"). The Adviser also provides the Fund with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.15% of the average daily net assets of each Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Adviser and The Chase Manhattan Bank ("Chase"), Chase provides certain administrative services to the Fund through its corporate affiliate Chase Global Funds Services Company ("CGFSC"). For such services, the Adviser pays CGFSC a portion of the fee the Adviser receives from the Fund. Certain employees of CGFSC are officers of the Fund.

The Adviser has agreed to reduce fees payable to it and to reimburse the Portfolios, if necessary, if the annual operating expenses of the Portfolios plus the operating expenses of the Underlying Funds attributable to the shares owned by the Portfolios, expressed as a percentage of average daily net assets, exceed the maximum annual ratios indicated as follows:

                                           MAXIMUM EXPENSE RATIO
                                         --------------------------
PORTFOLIO                                  CLASS A       CLASS B
---------------------------------------  ------------  ------------
Conservative Portfolio.................        0.80%         1.05%
Moderate Portfolio.....................        0.90%         1.15%
Aggressive Portfolio...................        1.10%         1.35%

C. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., and an affiliate of MSDW Investment Management, serves as the distributor of the Fund and provides Class B shareholders of each applicable Portfolio with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONT.)
DECEMBER 31, 1998
--------------------------------------------------------------------------------
Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Plan, the Distributor is entitled to receive from each Portfolio, a distribution fee, which is accrued daily and paid quarterly, at an annual rate of 0.25% of the Class B shares' average daily net assets. The Distributor may voluntarily waive, from time to time, all or a portion of its distribution fee.

D. CUSTODIAN: Chase serves as the custodian of the investments and cash of the Portfolios.

E. PURCHASES AND SALES: For the year ended December 31, 1998, purchases and sales of Underlying Funds were as follows:

                                          PURCHASES     SALES
PORTFOLIO                                   (000)       (000)
---------------------------------------  -----------  ---------
Conservative Portfolio.................   $   5,628   $   3,004
Moderate Portfolio.....................       8,218       4,054
Aggressive Portfolio...................       8,629       4,911

For the year ended December 31, 1998, the Fund had no purchases or sales of long-term U.S. Government securities.

F. OTHER: At December 31, 1998, cost, unrealized appreciation, unrealized depreciation, and net unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of each Portfolio were:

                                                                      NET
                                                                  UNREALIZED
                                  UNREALIZED      UNREALIZED        APPREC.
                       COST         APPREC.         DEPREC.        (DEPREC.)
PORTFOLIO              (000)         (000)           (000)           (000)
-------------------  ---------  ---------------  -------------  ---------------
Conservative
 Portfolio.........  $   3,677     $      24       $     (64)      $     (40)
Moderate
 Portfolio.........      5,473            83            (113)            (30)
Aggressive
 Portfolio.........      5,173           112            (116)             (4)

Certain Portfolios have investments in Underlying Funds which invest in high-yield and/or foreign securities.

Investments in high-yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher-rated securities. In addition, these investments tend to have thinner trading markets which may result in less availability of price quotations and a risk that amounts realized upon disposition of a security will differ from such quotations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated and U.S. security market transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

From time to time, certain Portfolios of the Fund have shareholders that hold a significant portion of a Portfolio's outstanding shares. Investment activities of these shareholders could have a material impact on those Portfolios.

--------------------------------------------------------------------------------

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Morgan Stanley Dean Witter Strategic Adviser Fund, Inc.
(formerly Morgan Stanley Strategic Adviser Fund, Inc.)

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Conservative Portfolio, the Moderate Portfolio, and the Aggressive Portfolio (constituting Morgan Stanley Dean Witter Strategic Adviser Fund, Inc., hereafter referred to as the "Fund") at December 31, 1998, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for the year then ended and for the one day period ended December 31, 1997 (commencement of operations), in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1998, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
February 8, 1999

--------------------------------------------------------------------------------

            MORGAN STANLEY DEAN WITTER STRATEGIC ADVISER FUND, INC.
                      FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended December 31, 1998, the percentage of distributions taxable as ordinary income for the Conservative, Moderate and Aggressive Portfolios, as reported on Form 1099-DIV, that qualify for the dividends received deduction for corporations is 2.2%, 2.6% and 5.9%, respectively.

--------------------------------------------------------------------------------